Stockholders’ Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity

19. Stockholders’ Equity

Under the Company’s amended and restated certificate of incorporation, dated December 21, 2020, the Company is authorized to issue 15,000,000 shares of common stock, par value $0.001 per share and 20,000,000 shares of preferred stock, par value $0.001 per share. See Note 2. Summary of Significant Accounting Policies and Note 26. Subsequent Events for information and disclosures relating to adjustments related to the Reverse Stock Split.

The holders of common stock are entitled to one vote for each share held. Common stockholders are not entitled to receive dividends, unless declared by the Board of Directors. The Company has not declared dividends since inception. In the event of liquidation of the Company, dissolution or winding up, the holders of common stock are entitled to share ratably in all assets remaining after payment of liabilities. The common stock has no preemptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the common stock. The outstanding shares of common stock are fully paid and non-assessable.

Initial Public Offering. On November 2, 2021, the Company completed its initial public offering (“IPO”) of 180,000 units (“Units”) each consisting of (i) one share of common stock of the Company, par value $0.001 per share and (ii) one warrant (the “IPO Warrants”). Every 20 warrants will be exercisable for one share of Common Stock at an exercise price of $100.00 per share of Common Stock. The IPO Warrants are immediately exercisable upon issuance for a period of five years after the issuance date. The common stock shares and Warrants were issued separately in the offering and may be transferred separately immediately upon issuance. The Units were sold at a price of $100.00 per Unit, with gross proceeds from the IPO of approximately $18 million, offset by $3.1 million in offering costs.

At the IPO date, the underwriters also exercised in full their option to purchase up to an additional 27,000 IPO Warrants at the purchase price of $0.20 per Warrant to cover over-allotments.

In connection with the IPO, the Company also issued to the underwriters Unit Purchase Options (“UPO”) to purchase, in the aggregate, (a) 5,400 Units and (b) 810 Warrants (relating to the underwriters’ exercise of the over-allotment option in full, with respect to the Warrants). The UPOs have an exercise price of $125.00 if exercisable for Units and $0.25 if exercisable for Warrants. The UPOs are exercisable at any time from October 28, 2021 (“Effective Date”) through the 5th anniversary of the Effective Date.

The UPOs issued to the underwriters were accounted for as equity under ASC 718, Compensation -Stock Compensation (“ASC 718”). The fair value of the UPOs, which were fully vested at the issuance date, was recognized as an offering cost against the proceeds from the IPO. The estimated fair value of the UPO Units of $0.3 million at the IPO date was determined using a Black-Scholes option pricing model with the following assumptions: fair value of the underlying unit of $99, expected volatility of 60.0%, risk free rate of 1.15%, remaining contractual term of 5 years and a dividend yield of 0%. The estimated fair value of the UPO Warrants of $21,000 at the IPO date was determined using a Black-Scholes option pricing model with the following assumptions: fair value of the underlying unit of $25.80, expected volatility of 60.0%, risk free rate of 1.15%, remaining contractual term of 5 years and a dividend yield of 0%.

Private Placement – On December 1, 2021, the Company settled the private placement in connection with a securities purchase agreement dated November 29, 2021 (“December 2021 PIPE”). In the December 2021 PIPE, the Company issued for the gross cash receipts of $15,000,000 (i) 67,500 shares of the common stock, (ii) a warrant to purchase up to 142,857 shares of the common stock (“Purchase Warrant”) and (iii) a warrant to purchase up to 75,357 shares of the common stock (“Pre-Funded Warrant”). Each of the Purchase Warrant and the Pre-Funded Warrant is exercisable immediately and has an exercise term of five years and an exercise price of: (a) $105.00 per share with respect to the Purchase Warrant and (b) a nominal exercise price of $0.002 per share with respect to the Pre-Funded Warrant. The shares of common stock and the accompanying warrants were issued separately and were immediately separable upon issuance. The combined purchase price for one share of common stock and one Purchase Warrant was $105.00 and the combined purchase price for one Pre-Funded Warrant and one common warrant was $104.80.

On December 28, 2021, 75,357 common stock shares were issued from the exercise of the Pre-Funded Warrant at an exercise price of $0.002 per share of the Company’s common stock.

In connection with the December 2021 PIPE, the Company, issued Unit Purchase Options (“PP-UPO”) to the placement agents to purchase, in the aggregate, (a) 4,286 Units, consisting of one share of common stock and one warrant to purchase common stock. The PP-UPOs have an exercise price of $131.20 and are exercisable at any time for the period of 5 years.

The PP-UPOs issued to the underwriters were accounted for under ASC 718, Compensation -Stock Compensation (“ASC 718”). The fair value of the PP-UPOs, which were fully vested at the issuance date, was recognized as an offering cost of the December 2021 PIPE and allocated between the issuance costs of warrants and issuance costs of common stock, based on the allocated proceeds. The Company estimated the fair value of the unit purchase options to be approximately $0.3 million at December 1, 2021 of which $0.2 million was allocated to the issuance costs of warrants and immediately expensed in the consolidated statement of operations and $0.1 million was allocated to the issuance costs of common stock and charged to equity. The fair value was determined using a Black-Scholes option pricing model with the following assumptions: fair value of the underlying unit of $127.80, expected volatility of 60.0%, risk free rate of 1.15%, remaining contractual term of 5 years and a dividend yield of 0%.

Private Placement – On May 16, 2022, the Company entered into a Securities Purchase Agreement (“May 2022 PIPE”). In the May 2022 PIPE, the Company issued for the gross cash receipts of $9.4 million (i) 92,500 shares of the common stock, (ii) a warrant to purchase up to 170,950 shares of the common stock (“2022 Purchase Warrant”) and (iii) a warrant to purchase up to 78,450 shares of the common stock (“2022 Pre-Funded Warrant”). The purchase price for one share of common stock (or common stock equivalent) and a warrant to purchase one share of common stock was $55.00. The 2022 Purchase Warrant will be exercisable nine months after the issue date, expires five and one-half years after the issue date and has an exercise price of: $55.40 per share. The Pre-Funded Warrant is exercisable immediately and has a term of exercise equal to five (5) years with a nominal exercise price of $0.02 per share.

Because the warrants are accounted for as liabilities, the May 2022 PIPE proceeds were allocated between the fair value of the warrants with the remaining proceeds allocated to common stock and additional paid in capital.

Exercise of 2022 Pre-Funded Warrant - On July 14, 2022, an investor exercised the 2022 Pre-Funded Warrant and purchased a total of 78,450 shares of common stock at an exercise price of $0.02 per share, resulting in negligible net proceeds.

Exercise of 2021 Purchase Warrant and Issuance of July 2022 Inducement Warrant - On July 26, 2022, the Company entered into the Inducement Letter with the holder of the Company’s 2021 Purchase Warrants (the “Investor”). The 2021 Purchase Warrants were originally issued on December 1, 2021 to purchase up to 142,858 shares of common stock, par value $0.001 per share. The Investor agreed to exercise for cash, the 2021 Purchase Warrants, in exchange for the Company’s agreement to (i) lower the exercise price of the 2021 Purchase Warrants from $105.00 to $32.40 per share and (ii) issue a new warrant (the “Inducement Warrant”) to purchase up to 214,286 shares of common stock. The Company received proceeds of $4.6 million, from the exercise of the 2021 Purchase Warrants and expensed the related issuance costs of $0.3 million. The modification expense associated with the change in fair value due to the repricing of the 2021 Purchase Warrants is recorded as inducement expense. The 2021 Purchase Warrant modification along with the fair value of the inducement warrants of $2.6 million was expensed as warrant inducement expense in the accompanying consolidated statement of operations for the year ended December 31, 2022.

The Inducement Warrant is exercisable on or after January 27, 2023 at a price per share of $33.20 and expires on December 1, 2026.

Adoption of a stockholder rights plan. On October 13, 2022 the Board of Directors (“Board”) authorized and declared a dividend distribution of one Preferred Stock Purchase Right (a “Right”) for each outstanding share of common stock to stockholders of record as of the close of business on October 24, 2022. In addition, one Right will automatically attach to each share of Common Stock issued between the record date of the distribution and the earlier of the distribution date and the expiration date of the Rights. Each Right entitles the registered holder to purchase from the Company a unit consisting of one ten-thousandth of a share (a “Unit”) of Series A Junior Participating Cumulative Preferred Stock, par value $0.001 per share, of the Company at a cash exercise price of $5.00 per Unit, subject to adjustment, under certain conditions. The complete terms of the Rights are set forth in the Stockholder Rights Agreement, dated October 13, 2022, between the Company and Computershare Trust Company, N.A, as Rights agent.

While the stockholder rights plan described above (the “Rights Plan”) is effective immediately, the Rights would become exercisable only if a person or group, or anyone acting in concert with such a person or group, acquires beneficial ownership, as defined in the Rights Agreement, of 20% or more of the Company’s issued and outstanding common stock in a transaction not approved by the Company’s Board of Directors. The Rights Plan will expire on October 13, 2023. Refer to Note 26. Subsequent Events – Settlement Agreement.

Under the Rights Plan, a person or group who beneficially owned 20% or more of the Company’s outstanding Common Stock prior to the first public announcement of the Rights Plan on October 14, 2022 will not trigger the Rights so long as they do not acquire beneficial ownership of any additional shares of Common Stock at a time when they still beneficially own 20% or more of such Common Stock.

Series A Junior Participating Cumulative Preferred Stock. In connection with the adoption of the Rights Plan, the Board approved a Certificate of Designations of Series A Junior Participating Cumulative Preferred Stock which designates the rights, preferences and privileges of 5,000 shares of Preferred Stock. The Certificate of Designations was filed with the Secretary of State of Delaware and became effective on October 13, 2022.

Exchange Agreement – On October 25, 2022, the Company entered into private exchange agreements with certain holders of options to acquire ordinary shares, nominal value €1.00 per share, of Biofrontera AG, a German stock corporation, pursuant to which the parties agreed to a negotiated private exchange, and closed on a series of private exchanges of 3,148,042 shares of the Company’s common stock in exchange for the AG Options.

Warrants – The following table summarizes information with regard to the IPO Warrants, and the PIPE Warrants, which includes the Inducement and 2022 Pre-Funded Warrants (together, the “Warrants”) share activity for the year ended December 31, 2022:

	Warrant - PIPE	Warrant - IPO*	Total Warrants	Weighted Average Exercise Price
Balance, December 31, 2020	-	-	-	$-
Issued	218,214	207,000	425,214	102.57
Exercised	(75,357)	(132,380)	(207,737)	100.14
Balance, December 31, 2021	142,857	74,620	217,477	99.69
Issued	463,686	-	463,686	35.77
Exercised	(221,307)	-	(221,307)	20.92
Balance, December 31, 2022	385,236	74,620	459,856	$52.29

*	Every 20 IPO warrants are exercisable for one share of Common Stock at an exercise price of $100.00 per share of Common Stock. For financial statement purposes, the warrant shares have been decreased by a factor of 20 to effectively reflect the 1-for-20 reverse stock split. Refer to Note 26. Subsequent Events – Reverse Stock Split. However, prices reflected on The Nasdaq Stock Market, for ticker BRIW warrants are the presplit price.